ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 31, 2016		Robert M. Schmidt (617) 951-7831 robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds (the “Trust”) (Registration Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated August 29, 2016, for all series of the Trust (the “Funds”), do not differ from those contained in the most recent amendment to the Funds’ registration statement on file with the Commission; and

2. the text of the most recent amendment to the Funds’ registration statement was filed electronically with the Commission on August 26, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.

Debra Rubano, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Angela C. Jaimes, Esq.